Construction in Progress, Note: Summary of construction in progress-short term (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Summary of construction in progress-short term
	2013	2012	2011
Materials and Labor	$2,044,150	$376,386	$--
Designs and Permitting	210,752	329,657	--
Total	$2,254,902	$706,043	$--